CORPORATE INFORMATION	12 Months Ended
Mar. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Cybin Inc. (“Cybin”), was incorporated under the Business Corporations Act (British Columbia) on October 13, 2016. These consolidated financial statements include the accounts of Cybin’s seven subsidiaries (together with Cybin, the “Company”): Cybin Corp., Natures Journey Inc. (“Journey”), Serenity Life Sciences Inc. (“Serenity”), Cybin US Holdings Inc. (“Cybin US”), Adelia Therapeutics Inc. (“Adelia”) Cybin IRL Limited (“Cybin IRL”) and Cybin UK Ltd. Cybin’s head office, principal address and registered address and records office is 100 King Street West, Suite 5600, Toronto, Ontario M5X 1C9. The Company acquired Small Pharma Inc. (“Small Pharma”) and its subsidiary Small Pharma Ltd. on October 23, 2023. On April 1, 2024, Small Pharma Inc. was amalgamated with Cybin Corp. and continued as Cybin Corp. Effective on December 16, 2023, Small Pharma Ltd.'s name was changed to Cybin UK Ltd.
The Company is a clinical-stage neuropsychiatric company focused on advancing therapies, delivery mechanisms, novel compounds and protocols as potential treatments for various psychiatric and neurological conditions. The Company is developing technologies and delivery systems aimed at improving the pharmacokinetics of its proprietary molecules while retaining the therapeutic benefit. These new molecules and delivery systems are expected to be studied through clinical trials to confirm safety and efficacy.
These consolidated financial statements as at, and for the year ended March 31, 2025 were approved and authorized for issue by the board of directors on June 30, 2025.
Stock exchange listings
Cybin’s common shares (the “Common Shares”) are listed for trading on Cboe Canada Inc. (“Cboe Canada") and NYSE American LLC under the symbol “CYBN” and on the Frankfurt Stock Exchange under the symbol “R7E1”.

Share consolidation
On September 19, 2024, the Company consolidated its outstanding Common Shares on the basis of one new Common Share for every 38 previously existing Common Shares (the "Consolidation"). As a result, the number of Common Shares, warrants, options and earnings per share presented in these consolidated financial statements have been restated retrospectively for all the years to reflect the Consolidation.